Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Investment Securities [Line Items]
Other investment securities	¥ 566,610	¥ 556,161
Aggregate costs of cost-method investments, not estimated at the fair value	437,486	429,313
Other-than-temporary impairment ("OTTI") losses recognized on cost-method investments	1,422	1,044	¥ 14,242
Gross realized gains on sales of Available-for-sale securities	330,508	367,548	317,454
Gross realized losses on sales of Available-for-sale securities	49,290	63,031	52,904
Carrying value of Held-to-maturity securities transferred to Available-for-sale securities		14,142
Profit on the sale of Available-for-sale securities transferred from Held-to-maturity securities		669
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	8,196	33,823	37,153
Cumulative declines in fair value of the credit impaired debt securities	2,992	3,450
Credit loss components of impairment losses recognized in earnings	3,499	4,125	6,691	¥ 8,814
Other factors of impairment losses recognized in Accumulated OCI before taxes	¥ 507	675
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary	6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	6,660	32,038	21,948
Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	1,422	741	963
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	1,422	1,044	¥ 14,242
Fair Value Estimated by Commonly Accepted Valuation Techniques [Member]
Investment Securities [Line Items]
Cost-method investments	97,586	97,774
Test Performed to Determine Existence of Any Impairment Indicators [Member]
Investment Securities [Line Items]
Cost-method investments	440,665	432,095
Carried at Cost [Member]
Investment Securities [Line Items]
Other investment securities	538,251	529,869
Estimated Fair Value [Member]
Investment Securities [Line Items]
Other investment securities	¥ 28,359	¥ 26,292